Federal Income Taxes - Schedule of Components of Future Tax Assets and Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Income Tax Disclosure [Abstract]
Net operating loss carryforwards	$ 11,666	$ 56,781
Mineral properties	10,301	7,237
Accrued vacation	22	17
Reclamation provision	149	224
Capital loss carryforwards	728	1,013
Restoration reserves	1,154	980
Capitalized transaction costs	1,168	912
Other	4,492	4,123
Deferred tax assets	29,680	71,287
Valuation allowance	(29,063)	(68,121)
Net deferred tax assets	617	3,166
Derivatives	(590)	(590)
Mineral properties, Turkey		(1,437)
Securities	(27)	(106)
Property, plant and equipment		(1,033)
Deferred tax liabilities	(617)	(3,166)
Net deferred tax asset (liability)